Related Party Transactions (Details Narrative) $ / shares in Units, £ in Thousands												1 Months Ended	2 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 05, 2023 USD ($)	Mar. 07, 2023 USD ($)	Mar. 07, 2023 USD ($)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)	Feb. 10, 2022 USD ($)	Feb. 10, 2022 USD ($)	Jan. 26, 2022 shares	Jan. 26, 2022 shares	Nov. 16, 2021 USD ($) $ / shares shares	Nov. 16, 2021 $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Dec. 31, 2021 USD ($) shares		Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 GBP (£)	Nov. 30, 2023 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 GBP (£)	Mar. 06, 2023 USD ($)	Feb. 28, 2023 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 04, 2022 shares	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	Nov. 04, 2021 USD ($)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Related Party Transaction [Line Items]
Number of shares issued to sponsor, value														$ 25,000	[1],[2]		$ 7,520,350				$ 7,520,350
Stock surrendered and forfeited during period shares | shares																11,037,272
Related Party Transaction, Description of Transaction											(A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property. However, our sponsor has agreed to transfer, but has not yet transferred, 15,000 placement units to each of our director nominees.
Principal amount		$ 1,500,000	$ 1,500,000																																$ 300,000
Monthly payment for office space																$ 10,000					10,000
Administration fee related party														4,381		$ 477,406	243,718				1,092,682
Notes payable converted																					$ 1,500,000
Conversion price | $ / shares												$ 10.00				$ 10.00					$ 10.00
Notes payable, current												$ 300,000		177,057		$ 300,000						$ 177,057
Sponsor fees						$ 1,500,000
Administration fee related party																30,000	20,000				110,000
Working capital loans														$ 0							$ 0	$ 0
Maximum [Member]
Related Party Transaction [Line Items]
Notes payable converted																1,500,000
Related Party [Member]
Related Party Transaction [Line Items]
Administration fee related party																$ 30,000	20,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Principal amount																								$ 1,500,000
Proceeds from note payable	$ 200,000		300,000
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount																																			$ 300,000
Payment of promissory not							$ 177,057
Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount		1,500,000	$ 1,500,000
Proceeds from note payable		$ 300,000
Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from note payable	$ 200,000
Common Class B [Member]
Related Party Transaction [Line Items]
Ordinary shares issued | shares												3,306,250		3,306,250		3,306,250					3,306,250	3,306,250
Common Class A [Member]
Related Party Transaction [Line Items]
Ordinary shares issued | shares												754,000		0		754,000					754,000	0
Sale of stock price per share | $ / shares										$ 12.00	$ 12.00
Sponsor [Member]
Related Party Transaction [Line Items]
Stock surrendered and forfeited during period shares | shares									1,006,250
Stock issued during period on hold | shares								3,306,250	3,306,250
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued to sponsor | shares										4,312,500
Number of shares issued to sponsor, value										$ 25,000
Conduit Pharmaceuticals Ltd [Member]
Related Party Transaction [Line Items]
Convertible notes payable aggregate princpal												$ 3,620,000				$ 3,620,000					$ 1,835,000										$ 67,000	£ 50	$ 500,000	£ 400
Ordinary shares issued | shares												2,000				2,000					2,000
Principal amount																													$ 3,300,000	£ 3,000						$ 1,400,000	£ 1,000
Administration fee related party																$ 2,008,000	291,000
Conduit Pharmaceuticals Ltd [Member] | Chief Executive Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Principal amount													$ 500,000												£ 400
Conduit Pharmaceuticals Ltd [Member] | Chief Executive Officer [Member] | 2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Convertible notes payable aggregate princpal													500,000												400	$ 400,000	£ 300
Conduit Pharmaceuticals Limited [Member]
Related Party Transaction [Line Items]
Convertible notes payable aggregate princpal														$ 749,000							$ 1,835,000	$ 749,000				$ 400,000	£ 300
Ordinary shares issued | shares														1,000							2,000	1,000
Number of shares issued to sponsor, value				$ 3,900,000	£ 3,250
Principal amount																													$ 3,300,000	£ 3,000						$ 1,400,000	£ 1,000
Administration fee related party																					$ 3,049,000	$ 2,890,000
Conduit Pharmaceuticals Limited [Member] | Chief Executive Officer [Member] | 2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Convertible notes payable aggregate princpal													$ 500,000												400
Bearer interest													5.00%
Conversion price													20.00%
Conduit Pharmaceuticals Limited [Member] | Chief Executive Officer [Member] | 2022 Convertible Loan Note Instrument [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Convertible notes payable aggregate princpal													$ 500,000												£ 400
Conversion price												20.00%
Corvus Capital Limited [Member] | Conduit Pharmaceuticals Ltd [Member]
Related Party Transaction [Line Items]
Ordinary shares subscribed | shares												1,000				1,000
Corvus Capital Limited [Member] | Conduit Pharmaceuticals Ltd [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Directors fees payable												$ 300,000				$ 300,000	100,000
Corvus Capital Limited [Member] | Conduit Pharmaceuticals Ltd [Member] | Chief Executive Officers Family [Member]
Related Party Transaction [Line Items]
Amount paid to CEO's family member																	$ 33,000
Corvus Capital Limited [Member] | Conduit Pharmaceuticals Ltd [Member] | Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Advisory fees																600,000					600,000
Corvus Capital Limited [Member] | Conduit Pharmaceuticals Ltd [Member] | Accrued Expenses and Other Current Liabilities [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Directors fees paid																$ 200,000					$ 400,000
Corvus Capital Limited [Member] | Conduit Pharmaceuticals Ltd [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Advisory fees																		$ 1,700,000	£ 1,300
Corvus Capital Limited [Member] | Conduit Pharmaceuticals Limited [Member]
Related Party Transaction [Line Items]
Ordinary shares subscribed | shares														775							1,000	775
Ordinary shares issued | shares																												1,000
Ordinary shares converted | shares																				775
Corvus Capital Limited [Member] | Conduit Pharmaceuticals Limited [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Directors fees payable														$ 400,000							$ 400,000	$ 400,000
Corvus Capital Limited [Member] | Conduit Pharmaceuticals Limited [Member] | Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Advisory fees																					600,000	700,000
Corvus Capital Limited [Member] | Conduit Pharmaceuticals Limited [Member] | Accrued Expenses and Other Current Liabilities [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Directors fees paid																					400,000	400,000
Corvus Capital Limited [Member] | Conduit Pharmaceuticals Limited [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Advisory fees																						1,600,000	£ 1,300
St George Street Capital [Member] | Conduit Pharmaceuticals Limited [Member]
Related Party Transaction [Line Items]
Ordinary shares held																					225
Capital														$ 100,000							$ 300,000	$ 100,000

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).